Convertible Notes Payable (10-Q) (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 26, 2013	Apr. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes Payable [Abstract]
Convertible note	$ 53,000	$ 42,500	$ 108,813
Convertible notes, bearing interest rate	8.00%	8.00%	8.00%
Percentage of convertible notes value converting to common stock after 180 days		58.00%	58.00%
Proceeds from convertible debentures			133,000
Perentage of debt instrument, accrued interest rate			8.00%
Debt instrument, default interest rate			12.00%
Convertible notes converted to common stock, price per share			$ 1
Debt instrument, intrinsic value of beneficial conversio feature			26,050
Amortization of debt discount			$ 1,863